Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Initial Class
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
VCSP-INI-SUSTK-0826-105 1.9886537.105	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Investor Class
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
VCSP-INV-SUSTK-0826-105 1.9886519.105	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Service Class 2
April 30, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
VCSP-SC2-SUSTK-0826-101 1.9911400.101	August 27, 2026